Net Revenue	9 Months Ended
Sep. 30, 2025
Net Revenue [Abstract]
Net revenue

21 Net revenue

	Nine-month period ended September 30,		Three-month period ended September 30,
	2025	2024	2025	2024
Domestic sales	46,876,131	42,500,372	16,601,753	14,663,139
Export sales	16,245,020	14,708,513	5,995,231	5,262,867
Net revenue	63,121,151	57,208,885	22,596,984	19,926,006

21.1 Contract balances - Advances from customer

Advances from customers are related to payments received in advance of satisfying the performance obligation under the contract. Moreover, a contract liability is recognized when the Group has an obligation to transfer products to a customer from whom the consideration has already been received. The recognition of the contractual liability occurs at the time when the consideration is received. The Group recognizes revenue upon fulfilling the related performance obligation. Contract liabilities are presented as advances from customers in the statement of financial position.

The following table provides information about trade accounts receivable and contract liabilities from contracts with customers:

	Note	September 30, 2025	December 31, 2024
Trade accounts receivable	4	3,847,840	3,735,540
Contract liabilities		(285,466)	(151,947)
Total accounts receivable, net of advances		3,562,374	3,583,593